Stock Authorization And Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	May 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 30, 2016
# of Common Shares/ Units Sold	$ 1,123		$ 2,252				$ 5,276	$ 13,679
Average Exercise Price Per Warrant							$ 0.39
Net Proceeds							$ 0	0
Offerings Under At Market Issuance Sales Agreement [Member]
# of Common Shares/ Units Sold		$ 11		$ 96	$ 30
Offerings Under Equity Line Agreement [Member]
# of Common Shares/ Units Sold						$ 20		96
Rights Agreement [Member]
Average Exercise Price Per Warrant									$ 14.50
Date E [Member] | Offering To Members Of Our Board Of Directors [Member]
# of Common Shares/ Units Sold							$ 217
Average Price per Share/Unit							$ 0.83
Net Proceeds							$ 180
Date F [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
# of Common Shares/ Units Sold							$ 1,359
Average Price per Share/Unit							$ 0.87
Net Proceeds							$ 1,148
Date [Member] | Offerings Under Equity Line Agreement [Member]
# of Common Shares/ Units Sold							$ 2,940
Average Price per Share/Unit							$ 0.70
Net Proceeds							$ 2,047
Date D [Member] | Private Placement With Aspire Capital [Member]
Number of warrants issued							10,000
Average Exercise Price Per Warrant							$ 0.38
Net Proceeds							$ 1,901
Date J [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
# of Common Shares/ Units Sold								$ 4,072
Average Price per Share/Unit					$ 2.46			$ 2.46
Net Proceeds								$ 9,581
Date B [Member] | Offerings Under Equity Line Agreement [Member]
# of Common Shares/ Units Sold								$ 773
Average Price per Share/Unit					1.29			$ 1.29
Net Proceeds								$ 958
Date I [Member] | Offering To Members Of Our Board Of Directors [Member]
# of Common Shares/ Units Sold								$ 81
Average Price per Share/Unit					2.11			$ 2.11
Net Proceeds								$ 170
Date H [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
# of Common Shares/ Units Sold								$ 2,119
Average Price per Share/Unit					$ 1.50			$ 1.50
Net Proceeds								$ 2,970